Note 9 - Liability for Employee Rights Upon Retirement (Details Textual) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Monthly Deposit Rate, Percent of Salary	8.33%		8.33%
Contributions to Severance Compensation Act	$ 11	$ 14	$ 45	$ 33